As filed with the Securities and Exchange Commission on August 11, 2026

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 205	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 207	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐  immediately upon filing pursuant to paragraph (b)

☒  on August 21, 2026 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to the Northern Trust New York Intermediate Tax-Exempt Bond ETF and Northern Trust California Intermediate Tax-Exempt Bond ETF.

Explanatory Note

This Post-Effective Amendment No. 205 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 207 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 21, 2026, the effectiveness of the Registration Statement with respect to the Northern Trust New York Intermediate Tax-Exempt Bond ETF and the Northern Trust California Intermediate Tax-Exempt Bond ETF (each a “Fund,” and together, the “Funds”), initially filed in Post-Effective Amendment No. 201 on May 29, 2026, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on August 12, 2026.

This Post-Effective Amendment No.  205 incorporates by reference the information for the Funds contained in Parts A, B, and C of Post-Effective Amendment No. 201.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 205 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 205 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 11th day of August, 2026.

NORTHERN FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 205 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Kevin P. O’Rourke	President (Principal Executive Officer)	August 11, 2026
Kevin P. O’Rourke

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 11, 2026
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	August 11, 2026

* Thomas A. Kloet Thomas A. Kloet	Trustee	August 11, 2026

* William Martin William Martin	Trustee	August 11, 2026

* David R. Martin David R. Martin	Trustee	August 11, 2026

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	August 11, 2026

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	August 11, 2026

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	August 11, 2026

* Paula Kar Paula Kar	Trustee	August 11, 2026

/s/ Kevin P. O’Rourke * By Kevin P. O’Rourke Attorney-In-Fact